SCHEDULE OF EARNING PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed profit	$ 209,876	$ 212,687
Weighted average number of shares used in per share computation, basic	9,450,000	9,450,000
Weighted average number of shares used in per share computation, diluted	9,450,000	9,450,000
Basic net profit per share	$ 0.02	$ 0.02
Diluted net profit per share	$ 0.02	$ 0.02
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed profit	$ 389,771	$ 394,991
Weighted average number of shares used in per share computation, basic	17,550,000	17,550,000
Weighted average number of shares used in per share computation, diluted	17,550,000	17,550,000
Basic net profit per share	$ 0.02	$ 0.02
Diluted net profit per share	$ 0.02	$ 0.02